Debt (Long-Term Debt - Scheduled Repayments) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)
Debt Disclosure
Long-term debt repayments scheduled for 2018	$ 37,836	[1]
Long-term debt repayments scheduled for 2019	8,793	[1]
Long-term debt repayments scheduled for 2020	7,464	[1]
Long-term debt repayments scheduled for 2021	8,465	[1]
Long-term debt repayments scheduled for 2022	9,690	[1]
Long-term debt repayments scheduled for the period thereafter	$ 95,631	[1]
Weighted average interest rate of long-term debt repayment scheduled for 2018	4.20%
Weighted average interest rate of long-term debt repayment scheduled for 2019	3.50%
Weighted average interest rate of long-term debt repayment scheduled for 2020	2.90%
Weighted average interest rate of long-term debt repayment scheduled for 2021	3.60%
Weighted average interest rate of long-term debt repayment scheduled for 2022	3.20%
Weighted average interest rate of long-term debt repayment scheduled for the period thereafter	4.80%

[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.